Supplementary Financial Statement Information (Details) - Schedule of Computation of Basic and Diluted Net Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 81,393	$ 54,585	$ 46,776
Diluted earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 80,794	$ 53,974	$ 45,969
Denominator:
Basic earnings per share – weighted average shares outstanding	15,296	15,290	15,286
Effect of dilutive securities	207	114	6
Diluted earnings per share – adjusted weighted average shares outstanding	15,503	15,404	15,292
Basic net earnings per share (in Dollars per share)	$ 5.31	$ 3.57	$ 3.05
Diluted net earnings per share (in Dollars per share)	$ 5.21	$ 3.5	$ 3.01